Operating Segments (Details)				1 Months Ended	3 Months Ended												9 Months Ended	11 Months Ended	12 Months Ended
		Dec. 31, 2016 USD ($) segment		Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2016 USD ($)		Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Oct. 11, 2016 USD ($)	Nov. 24, 2014 USD ($)	Dec. 31, 2016 USD ($)		Dec. 30, 2016 segment	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment		5																			4
Revenue from external customers							$ 27,078,896		$ 20,752,911	$ 20,345,310	$ 29,518,227	$ 20,569,011		$ 46,626,378	$ 53,851,354	$ 76,155,221			$ 97,695,344			$ 197,201,964		$ 235,515,868
Revenue from related parties							38,474,676		42,573,621	48,817,324	3,064,632	34,206,350		41,806,945	50,690,762	44,030,771			132,930,253			170,734,828		40,213,566
Cost of revenue							47,271,156		42,854,771	50,503,643	32,391,176	40,728,886		70,739,930	78,210,562	85,007,871			173,020,746			274,687,249		198,531,720
Selling, general and administrative expenses							6,033,894		3,194,609	5,206,138	3,613,874	6,998,750		4,605,508	5,323,083	5,472,679			18,048,515			22,400,020		18,538,848
Earnings before interest, other expense (income), impairment, taxes and depreciation and amortization							12,248,522		17,277,152	13,452,853	(3,422,191)	7,047,725		13,087,885	21,008,471	29,705,442			39,556,336			70,849,523		58,658,866
Other expense (income)							213,722		253,832	(626,716)	990	112,088		38,082	1,207,656	911,232			(158,172)	[1]		2,269,058	[1]	5,727,164	[1]
Other expense																						2,269,058		5,727,164
Interest expense							763,281		1,024,514	1,012,031	1,296,356	1,224,551		1,431,591	1,276,011	1,532,394			4,096,182	[1]		5,464,547	[1]	4,603,595	[1]
Interest expense from related parties	[1]																		0			0		184,479
Interest income												0		250	51,564	46,678			0	[1]		98,492	[1]	214,141	[1]
Depreciation and amortization							17,832,240		17,921,471	18,810,615	17,751,072	18,978,471		18,670,552	18,738,887	18,110,664			72,315,398	[1]		74,498,574	[1]	36,365,598	[1]
Impairment of long-lived assets							0		0	1,870,885	0	6,745,116		908,456	4,470,781	0			1,870,885	[1],[2]		12,124,353	[1],[2]	0	[1],[2]
(Loss) income before income taxes							(6,560,721)		(1,922,665)	(7,613,962)	(22,470,609)	(20,012,501)		(7,960,546)	(4,633,300)	9,197,830			(38,567,957)	[1]		(23,408,517)	[1]	11,992,171	[1]
Provision (benefit) for income taxes							51,145,175		1,055,961	789,375	894,360	1,088,421		(4,250,643)	408,193	1,164,943			53,884,871	[1]		(1,589,086)	[1]	7,514,194	[1]
Net income (loss)				$ (11,399,297)	$ (56,322,878)		(57,705,896)		$ (2,978,626)	$ (8,403,337)	$ (23,364,969)	(21,100,922)		$ (3,709,903)	$ (5,041,493)	$ 8,032,887	$ (32,085,117)	$ 9,388,749	(92,452,828)	[1],[2]		(21,819,431)	[1],[2]	4,477,977	[1],[2]
Total expenditures for property, plant and equipment																			11,739,706			28,451,999		112,596,033
Goodwill		$ 88,726,875	[3]	88,815,122	88,726,875	[3]	88,726,875	[3]				88,726,875	[3]					$ 86,043,148	88,726,875	[3]		88,726,875	[3]	88,815,122
Intangible assets, net		21,566,829		39,995,871	21,566,829		21,566,829					30,637,829							21,566,829			30,637,829		39,995,871
Total assets		502,362,475	[3]	669,902,358	502,362,475	[3]	502,362,475	[3]				536,412,135	[3]						502,362,475	[3]		536,412,135	[3]	669,902,358
Pressure Pumping Services
Segment Reporting Information [Line Items]
Revenue from external customers																			21,446,803			45,538,393		12,144,538
Revenue from related parties																			102,409,045			124,320,162		12,635,148
Cost of revenue																			82,551,909			129,042,660		16,263,083
Selling, general and administrative expenses																			4,327,599			4,901,459		1,409,618
Earnings before interest, other expense (income), impairment, taxes and depreciation and amortization																			36,976,340			35,914,436		7,106,985
Other expense (income)																			26,743
Other expense																						66,889		1,744,695
Interest expense																			599,147			1,859,195		386,618
Interest expense from related parties																								0
Interest income																						0		0
Depreciation and amortization																			37,012,902			35,728,715		4,015,572
Impairment of long-lived assets																			138,587			1,213,885
(Loss) income before income taxes																			(801,039)			(2,954,248)		960,100
Provision (benefit) for income taxes																			0			72,435		10,897
Net income (loss)																			(801,039)			(3,026,683)		949,203
Total expenditures for property, plant and equipment																			7,673,187			4,169,678		180,466
Goodwill		86,043,148		86,131,395	86,043,148		86,043,148					86,043,148							86,043,148			86,043,148		86,131,395
Intangible assets, net		21,435,058		39,809,101	21,435,058		21,435,058					30,478,558							21,435,058			30,478,558		39,809,101
Total assets		195,121,216		275,701,590	195,121,216		195,121,216					226,679,023							195,121,216			226,679,023		275,701,590
Well Services
Segment Reporting Information [Line Items]
Revenue from external customers																			9,157,042			26,134,568		43,732,782
Revenue from related parties																			867,771			2,716,773		1,520,310
Cost of revenue																			13,540,309			28,144,431		31,715,681
Selling, general and administrative expenses																			2,336,002			2,285,684		2,339,024
Earnings before interest, other expense (income), impairment, taxes and depreciation and amortization																			(5,851,498)			(1,578,774)		11,198,387
Other expense (income)																			(565,966)
Other expense																						686,617		777,382
Interest expense																			134,007			429,061		831,508
Interest expense from related parties																								0
Interest income																						0		0
Depreciation and amortization																			5,127,879			5,696,547		4,768,024
Impairment of long-lived assets																			1,384,751			88,247
(Loss) income before income taxes																			(11,932,169)			(8,479,246)		4,821,473
Provision (benefit) for income taxes																			50,265,203			4,454		18,226
Net income (loss)																			(62,197,372)			(8,483,700)		4,803,247
Total expenditures for property, plant and equipment																			404,612			6,768,143		11,441,285
Goodwill		0		0	0		0					0							0			0		0
Intangible assets, net		131,771		186,770	131,771		131,771					159,271							131,771			159,271		186,770
Total assets		66,043,726		39,977,056	66,043,726		66,043,726					41,072,263							66,043,726			41,072,263		39,977,056
Sand
Segment Reporting Information [Line Items]
Revenue from external customers																			8,052,445			22,730,463		53,174,559
Revenue from related parties																			25,783,253			38,181,970		9,379,145
Cost of revenue																			31,894,499			44,905,053		47,308,336
Selling, general and administrative expenses																			3,337,181			4,263,822		3,689,852
Earnings before interest, other expense (income), impairment, taxes and depreciation and amortization																			(1,395,982)			11,743,558		11,555,516
Other expense (income)																			96,388
Other expense																						22,318		1,101,952
Interest expense																			434,243			225,202		127,988
Interest expense from related parties																								184,479
Interest income																						98,056		208,519
Depreciation and amortization																			6,483,384			6,305,501		4,605,457
Impairment of long-lived assets																			0			1,904,981
(Loss) income before income taxes																			(8,409,997)			3,383,612		5,744,159
Provision (benefit) for income taxes																			3,716			0		4,826
Net income (loss)																			(8,413,713)			3,383,612		5,739,333
Total expenditures for property, plant and equipment																			528,049			2,371,526		5,493,441
Goodwill		2,683,727		2,683,727	2,683,727		2,683,727					2,683,727							2,683,727			2,683,727		2,683,727
Intangible assets, net		0		0	0		0					0							0			0		0
Total assets		108,726,424		130,079,381	108,726,424		108,726,424					118,574,434							108,726,424			118,574,434		130,079,381
Drilling
Segment Reporting Information [Line Items]
Revenue from external customers																			28,177,737			68,457,719		109,295,518
Revenue from related parties																			3,864,772			4,574,370		12,869,425
Cost of revenue																			31,847,969			57,489,608		93,571,050
Selling, general and administrative expenses																			5,624,705			8,573,174		9,763,922
Earnings before interest, other expense (income), impairment, taxes and depreciation and amortization																			(5,430,165)			6,969,307		18,829,971
Other expense (income)																			247,620
Other expense																						1,121,093		1,539,279
Interest expense																			2,828,753			2,890,130		3,194,061
Interest expense from related parties																								0
Interest income																						0		0
Depreciation and amortization																			21,512,117			24,626,705		21,319,617
Impairment of long-lived assets																			347,547			8,917,240
(Loss) income before income taxes																			(30,366,202)			(30,585,861)		(7,222,986)
Provision (benefit) for income taxes																			0			(184,523)		77,576
Net income (loss)																			(30,366,202)			(30,401,338)		(7,300,562)
Total expenditures for property, plant and equipment																			2,709,478			12,650,831		85,801,345
Goodwill		0		0	0		0					0							0			0		0
Intangible assets, net		0		0	0		0					0							0			0		0
Total assets		99,867,691		185,218,626	99,867,691		99,867,691					118,227,357							99,867,691			118,227,357		185,218,626
Other Energy Services
Segment Reporting Information [Line Items]
Revenue from external customers																			30,861,317			34,340,821		17,168,471
Revenue from related parties																			5,412			941,553		3,809,538
Cost of revenue																			13,186,060			15,105,497		9,673,570
Selling, general and administrative expenses																			2,423,028			2,375,881		1,336,432
Earnings before interest, other expense (income), impairment, taxes and depreciation and amortization																			15,257,641			17,800,996		9,968,007
Other expense (income)																			37,043
Other expense																						372,141		563,856
Interest expense																			100,032			60,959		63,420
Interest expense from related parties																								0
Interest income																						436		5,622
Depreciation and amortization																			2,179,116			2,141,106		1,656,928
Impairment of long-lived assets																			0			0
(Loss) income before income taxes																			12,941,450			15,227,226		7,689,425
Provision (benefit) for income taxes																			3,615,952			(1,481,452)		7,402,669
Net income (loss)																			9,325,498			16,708,678		286,756
Total expenditures for property, plant and equipment																			424,380			2,491,821		9,679,496
Goodwill		0		0	0		0					0							0			0		0
Intangible assets, net		0		0	0		0					0							0			0		0
Total assets		$ 32,603,418		$ 38,925,705	$ 32,603,418		$ 32,603,418					$ 31,859,058							$ 32,603,418			$ 31,859,058		$ 38,925,705

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.
[3]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 15.